Borrowing and Credit Agreements (Details) (USD $)	12 Months Ended							1 Months Ended				1 Months Ended								1 Months Ended				1 Months Ended					1 Months Ended		1 Months Ended				1 Months Ended			1 Months Ended							12 Months Ended				1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Commercial paper	Dec. 31, 2010 Commercial paper	Dec. 31, 2011 5.75% senior notes due 2011	Dec. 31, 2010 5.75% senior notes due 2011	Jul. 31, 2009 Floating rate notes due 2011	Dec. 31, 2010 Floating rate notes due 2011	Dec. 31, 2011 4.875% senior notes due 2014	Dec. 31, 2010 4.875% senior notes due 2014	May 31, 2010 3.25% senior notes due 2015	Dec. 31, 2011 3.25% senior notes due 2015	Dec. 31, 2010 3.25% senior notes due 2015	May 13, 2010 3.25% senior notes due 2015	Dec. 31, 2011 6.125% senior notes due 2016	Dec. 31, 2010 6.125% senior notes due 2016	Dec. 31, 2011 5.75% senior notes due 2017	Dec. 31, 2010 5.75% senior notes due 2017	May 31, 2010 4.75% senior notes due 2020	Dec. 31, 2011 4.75% senior notes due 2020	Dec. 31, 2010 4.75% senior notes due 2020	May 13, 2010 4.75% senior notes due 2020	May 31, 2011 4.125% senior notes due 2021	Dec. 31, 2011 4.125% senior notes due 2021	May 12, 2011 4.125% senior notes due 2021	Dec. 31, 2011 6.25% senior notes due 2027	Dec. 31, 2010 6.25% senior notes due 2027	Dec. 31, 2011 Trust Preferred Securities due 2037	Apr. 30, 2011 Trust Preferred Securities due 2037 UAM Medicare Part D Business	Sep. 30, 2009 6.125% senior notes due 2039	Dec. 31, 2011 6.125% senior notes due 2039	Dec. 31, 2010 6.125% senior notes due 2039	Sep. 08, 2009 6.125% senior notes due 2039	May 31, 2011 5.75% senior notes due 2041	Dec. 31, 2011 5.75% senior notes due 2041	May 12, 2011 5.75% senior notes due 2041	Dec. 31, 2011 6.302% Enhanced Capital Advantage Preferred Securities Due 2062	Dec. 08, 2011 6.302% Enhanced Capital Advantage Preferred Securities Due 2062	Dec. 31, 2010 6.302% Enhanced Capital Advantage Preferred Securities Due 2062	Dec. 31, 2011 Mortgage notes payable	Dec. 31, 2010 Mortgage notes payable	Dec. 31, 2011 Capital lease obligations	Dec. 31, 2010 Capital lease obligations	Dec. 31, 2011 Unsecured back-up credit facilities	Dec. 31, 2011 Unsecured back-up credit facility expiring on March 2012 Y	Dec. 31, 2011 Unsecured back-up credit facility expiring on May 2013 Y	Dec. 31, 2011 Unsecured back-up credit facility expiring on May 2015 Y	May 31, 2011 2011 Notes	May 31, 2010 2010 Notes	Mar. 31, 2009 6.6% senior notes due 2019	Dec. 31, 2011 6.6% senior notes due 2019	Dec. 31, 2010 6.6% senior notes due 2019	Mar. 10, 2009 6.6% senior notes due 2019
Debt instrument
Total debt	$ 10,014,000,000	$ 10,057,000,000		$ 750,000,000	$ 300,000,000		$ 800,000,000		$ 300,000,000	$ 550,000,000	$ 550,000,000		$ 550,000,000	$ 550,000,000		$ 700,000,000	$ 700,000,000	$ 1,750,000,000	$ 1,750,000,000		$ 450,000,000	$ 450,000,000			$ 550,000,000		$ 1,000,000,000	$ 1,000,000,000	$ 50,000,000			$ 1,500,000,000	$ 1,500,000,000			$ 950,000,000		$ 42,000,000	$ 42,000,000	$ 1,000,000,000	$ 4,000,000	$ 6,000,000	$ 168,000,000	$ 151,000,000								$ 1,000,000,000	$ 1,000,000,000
Short-term debt (commercial paper)	(750,000,000)	(300,000,000)
Current portion of long-term debt	(56,000,000)	(1,105,000,000)
Long-term debt	9,208,000,000	8,652,000,000
Maximum borrowing capacity under unsecured back-up credit facility																																														1,250,000,000	1,000,000,000	1,250,000,000
Term of unsecured back-up credit facility (in years)																																														5	3	4
Facility fee under unsecured back-up credit facility (as a percent)																																													0.04%
Short-term debt, weighted average interest rate (as a percent)	0.37%	0.40%
Long-term debt assumed in connection with business acquisition																														110,000,000
Repayment of long term debt	2,122,000,000	2,103,000,000	653,000,000																										60,000,000		650,000,000
Repurchase of outstanding Enhanced Capital Advantaged Preferred Securities through tender offer																																						958,000,000
Principal amount of unsecured notes issued								300,000,000				550,000,000								450,000,000				550,000,000							1,500,000,000				950,000,000																1,000,000,000
Debt instrument interest rate stated percentage						5.75%				4.875%			3.25%		3.25%	6.125%		5.75%			4.75%		4.75%		4.125%	4.125%	6.25%					6.125%		6.125%		5.75%	5.75%	6.302%	6.302%													6.60%		6.60%
Proceeds from issuance of long-term debt	1,463,000,000	991,000,000	2,800,000,000																																														1,500,000,000	991,000,000
Aggregate maturities of long-term debt:
2012	56,000,000																												50,000,000
2013	5,000,000
2014	556,000,000
2015	556,000,000
2016	$ 707,000,000